Debt - Narrative (Details)												1 Months Ended		12 Months Ended
	Oct. 12, 2020 USD ($)	Apr. 17, 2020 USD ($)	Feb. 20, 2020 USD ($) payment loanFacility	Sep. 27, 2019 USD ($)	Sep. 16, 2019 USD ($) payment	Apr. 20, 2018 USD ($) payment	Nov. 03, 2017 USD ($) payment	Oct. 26, 2017 USD ($)	May 22, 2017 USD ($)	Sep. 23, 2016 USD ($) payment	May 20, 2015 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from debt, net														$ 6,302,000	$ 6,000,000
Long-term debt														4,502,000	$ 7,630,000
2017 Term Loan
Debt Instrument [Line Items]
Stated interest rate (percent)															5.80%
2018 Agreement
Debt Instrument [Line Items]
Interest expense															$ 1,100,000
Term Loan | 2015 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount											$ 4,000,000.0
Proceeds from debt, net										$ 4,000,000.0
Number of equal installment payments | payment										36
Long-term debt															1,000,000.0
Term Loan | 2015 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)											1.00%
Term Loan | 2017 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount								$ 1,500,000
Proceeds from debt, net							$ 1,500,000
Number of equal installment payments | payment							36
Stated interest rate (percent)								5.25%
Debt repaid in full					$ 1,000,000.0
Repayment of term loan															400,000
Term Loan | 2017 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)								1.00%
Term Loan | 2019 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount					3,000,000.0
Proceeds from debt, net					$ 3,000,000.0
Number of equal installment payments | payment					36	36
Stated interest rate (percent)					5.25%
Long-term debt														600,000
Interest expense														300,000	100,000
Term Loan | 2019 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)					1.00%
Term Loan | 2018 Agreement
Debt Instrument [Line Items]
Term loan, maximum amount						$ 10,000,000.0
Stated interest rate (percent)						11.50%
Repayment of term loan														3,200,000	1,700,000
Number of monthly scheduled installment payments | payment						48
Payment of final payment fee														500,000
Period of interest-only payments						12 months
Long-term debt														5,100,000	8,300,000
Interest expense														800,000	$ 100,000
Term Loan | 2020 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount			$ 2,000,000.0
Number of equal installment payments | payment			24
Stated interest rate (percent)			4.75%
Interest expense														100,000
Number of term loan facilities | loanFacility			2
Aggregated annual coupon payment			$ 100,000
Term Loan | 2020 Term Loan - Facility A
Debt Instrument [Line Items]
Term loan, maximum amount			$ 1,000,000.0
Proceeds from debt, net		$ 1,000,000.0
Debt maturity period			36 months
Term Loan | 2020 Term Loan - Facility B
Debt Instrument [Line Items]
Term loan, maximum amount			$ 1,000,000.0
Proceeds from debt, net	$ 1,000,000.0
Debt maturity period			30 months
Line of Credit
Debt Instrument [Line Items]
Stated interest rate (percent)															5.30%
Line of Credit | 2015 Account Financing | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,000,000.0
Line of Credit | 2015 Amended and Restated Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 2,000,000.0
Line of Credit | 2015 Amended and Restated Agreement | Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on floating rate (percent)									0.50%
Line of Credit | 2017 Second Amended and Restated Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 3,000,000.0												$ 3,000,000.0
Stated interest rate (percent)					5.25%
Proceeds from line of credit				$ 3,000,000.0
Line of Credit | 2017 Second Amended and Restated Agreement | Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on floating rate (percent)					0.50%
Line of Credit | 2020 Amendment | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 5,000,000.0
Stated interest rate (percent)																5.25%
Debt repaid in full												$ 3,000,000.0
Notes Payable to Banks | Paycheck Protection Program CARES Act
Debt Instrument [Line Items]
Long-term debt															$ 4,400,000
Debt maturity period													2 years
Fixed annual interest rate (percent)													1.00%
Notes payable													$ 4,300,000
Debt Instrument, Increase, Accrued Interest														$ 100,000